LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
Schedule of changes in lease liabilities

	2020	2019
Balance at beginning of year	$170.5	$179.5
Lease obligations financing right-of-use assets	77.4	33.9
Repayments	(44.6)	(41.9)
Other	(0.1)	(1.0)
	203.2	170.5
Less current portion	(37.2)	(34.0)
	$166.0	$136.5

Schedule of repayments of lease liabilities

2021	$37.2
2022	31.0
2023	29.2
2024	23.9
2025	15.0
2026 and thereafter	66.9